Acquisitions (Details Textual) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 01, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 28, 2020
Business acquisition purchase price payable in promissory note									$ 8,000
Capitalized financing costs						46,212	$ 16,205	605,272	42,506
Net of debt discount								10,073
Write-off contingent liability						32,246		32,246	395,634
Contingent note payable		49,248				49,248		49,248
Revenue		17,554,917		$ 12,208,213		27,966,265	13,020,584	41,048,138	7,333,847
Net loss		(4,811,839)	$ (2,110,482)	$ (1,255,740)	$ (635,259)	$ (6,922,321)	$ (1,890,999)	$ (3,381,423)	$ (1,541,873)
Property, Plant and Equipment [Member] | Maximum [Member]
Estimated useful life						5 years		5 years
Property, Plant and Equipment [Member] | Minimum [Member]
Estimated useful life						4 years		4 years
Goedeker Television [Member]
Adjusted cash portion		478,000				$ 478,000
Business acquisition purchase price in cash description	Pursuant to the settlement agreement, the parties entered into an amendment and restatement of the 9% subordinated promissory note described below (see Note 11). In addition, the parties agreed that the arbitration action described above would be settled effective upon the closing of the IPO and that each party to such arbitration action would release all claims that it has against the other parties to such action. As part of the settlement of the arbitration action, Goedeker agreed that the sellers will not have to pay the $809,000 working capital adjustment amount resulting in a loss on the acquisition receivable in the period ending June 30, 2020.
Capitalized financing costs						215,500
Net of debt discount		462,102				462,102
Goedeker Television [Member] | April 5, 2019 [Member]
Business acquisition purchase price payable earn out payments		81,494				$ 81,494		$ 81,494
Additional consideration description						Television is entitled to all or a portion of an earn out payment, the applicable earn out payment(s) (or portion thereof) shall be paid on the date that is three (3) years from the closing date, and shall accrue interest from the date on which it is determined Goedeker Television is entitled to such earn out payment (or portion thereof) at a rate equal to five percent (5%) per annum, computed on the basis of a 360 day year for the actual number of days elapsed.		Television is entitled to all or a portion of an earn out payment, the applicable earn out payment(s) (or portion thereof) shall be paid on the date that is three (3) years from the closing date, and shall accrue interest from the date on which it is determined Goedeker Television is entitled to such earn out payment (or portion thereof) at a rate equal to five percent (5%) per annum, computed on the basis of a 360 day year for the actual number of days elapsed.
Business acquisition purchase price in cash description						Goedeker Business for any applicable period is less than $2,500,000 but greater than $1,500,000, Goedeker must pay a partial earn out payment to Goedeker Television in an amount equal to the product determined by multiplying (i) the EBITDA Achievement Percentage by (ii) the applicable earn out payment for such period, where the "Achievement Percentage" is the percentage determined by dividing (A) the amount of (i) the EBITDA of the Goedeker Business for the applicable period less (ii) $1,500,000, by (B) $1,000,000. For avoidance of doubt, no partial earn out payments shall be earned or paid to the extent the EBITDA of the Goedeker Business for any applicable period is equal or less than $1,500,000. For the trailing twelve (12) month period from the closing date, EBITDA for the Goedeker Business was $(2,825,000), so Goedeker Television is not entitled to an earn our payment for that period.		Goedeker Business for any applicable period is less than $2,500,000 but greater than $1,500,000, Goedeker must pay a partial earn out payment to Goedeker Television in an amount equal to the product determined by multiplying (i) the EBITDA Achievement Percentage by (ii) the applicable earn out payment for such period, where the "Achievement Percentage" is the percentage determined by dividing (A) the amount of (i) the EBITDA of the Goedeker Business for the applicable period less (ii) $1,500,000, by (B) $1,000,000. For avoidance of doubt, no partial earn out payments shall be earned or paid to the extent the EBITDA of the Goedeker Business for any applicable period is equal or less than $1,500,000.
Earn out payments description						Goedeker Television is also entitled to receive the following earn out payments to the extent the Goedeker Business achieves the applicable EBITDA (as defined in the asset purchase agreement) targets: 1. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the closing date is $2,500,000 or greater; 2. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the first anniversary of closing date is $2,500,000 or greater; and 3. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the second anniversary of the closing date is $2,500,000 or greater.		Goedeker Television is also entitled to receive the following earn out payments to the extent the Goedeker Business achieves the applicable EBITDA (as defined in the asset purchase agreement) targets: 1. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the closing date is $2,500,000 or greater; 2. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the first anniversary of closing date is $2,500,000 or greater; and 3. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the second anniversary of the closing date is $2,500,000 or greater.
Net liabilities assumed						$ 614,337		$ 492,601
Capitalized financing costs						215,500		215,500
Goedeker [Member] | April 5, 2019 [Member]
Business acquisition purchase price		6,200,000				6,200,000		6,200,000
Business acquisition purchase price payable in promissory note		4,100,000				4,100,000		4,100,000
Business acquisition purchase price in cash		1,500,000				1,500,000		1,500,000
Business acquisition purchase price payable earn out payments		600,000				$ 600,000		$ 600,000
Additional consideration description						1847 Goedeker agreed to issue to each of the Stockholders a number of shares of its common stock equal to a 11.25% non-dilutable interest (22.5% total) in all of the issued and outstanding stock of 1847 Goedeker as of the closing date.		1847 Goedeker agreed to issue to each of the Stockholders a number of shares of its common stock equal to a 11.25% non-dilutable interest (22.5% total) in all of the issued and outstanding stock of 1847 Goedeker as of the closing date.
Business acquisition purchase price in cash description						The report issued by that CPA firm determined that Goedeker Television owed Goedeker $809,000, which Goedeker Television has not paid. On or about March 23, 2020, Goedeker submitted a claim for arbitration to the American Arbitration Association relating to Goedeker Television’s failure to pay the amount owed. The claim alleges, inter alia, breach of contract, fraud, indemnification and the breach of the covenant of good faith and fair dealing. Goedeker is alleging damages in the amount of $809,000, plus attorneys’ fees and costs. The $809,000 is included in other assets in the accompanying balance sheet as of March 31, 2020.		The report issued by that CPA firm determined that the sellers owed Goedeker $809,000, which to date the seller has not paid. The $809,000 is included in other assets in the accompanying balance sheet as of December 31, 2019.
Net of debt discount		462,102				$ 462,102		$ 462,102
Revenue								34,668,113
Net loss								$ 2,878,700
Asiens [Member]
Non controlling interest		188,781				$ 188,781				$ 1,185,980
Asiens [Member] | Property, Plant and Equipment [Member] | Maximum [Member]
Estimated useful life						13 years
Asiens [Member] | Property, Plant and Equipment [Member] | Minimum [Member]
Estimated useful life						5 years
Asiens [Member] | May 28, 2020 [Member]
Business acquisition purchase price		1,918,000				$ 1,918,000
Business acquisition purchase price payable in promissory note		200,000				200,000
Business acquisition purchase price in cash		233,000				233,000
Business acquisition purchase price payable earn out payments		$ 655,000				$ 655,000
Business acquisition shares of common stock		415,000				415,000
Business acquisition value of common stock		$ 1,037,500				$ 1,037,500
purchase price per share		$ 2.50				$ 2.50
Excess divided, per share		$ 2.00				$ 2.00
Fair value of the net tangible assets		$ 162,272				$ 162,272